PUBLIC OFFERING (Details) - $ / shares		10 Months Ended
	Sep. 28, 2020	Dec. 31, 2020	Jan. 29, 2021
Issue price of a unit			$ 10.00
Novus Capital Corp [Member]
Number of units issued	37,500,000	10,000,000
Issue price of a unit		$ 10.00
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares issuable per warrant		1
Warrants exercise price		$ 11.50